UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Legg Mason Partners Investment Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT FUNDS, INC.

Legg Mason Partners Real Return Strategy Fund

FORM N-Q

SEPTEMBER 30, 2006

LEGG MASON PARTNERS REAL RETURN STRATEGY FUND

Schedule of Investments (unaudited)	September 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 73.2%
ENERGY - 29.5%
Energy Equipment & Services - 2.6%
340	Aker Kvaerner ASA	$30,298
2,800	Ensign Energy Services Inc.	46,575
3,890	Halliburton Co.	110,670
2,500	Helmerich & Payne Inc.	57,575
860	Maverick Tube Corp.*	55,754
1,300	Precision Drilling Trust	40,019
2,750	Schlumberger Ltd.	170,582
1,600	Unit Corp.*	73,552

	Total Energy Equipment & Services	585,025

Oil, Gas & Consumable Fuels - 26.9%
2,700	Addax Petroleum Corp.	64,740
3,000	Anadarko Petroleum Corp.	131,490
1,200	Apache Corp.	75,840
2,600	ARC Energy Trust	63,438
900	Arch Coal Inc.	26,019
15,479	BG Group PLC	188,014
50,433	BP PLC	549,338
1,200	Cameco Corp.	43,827
6,998	Chevron Corp.	453,890
1,560	ConocoPhillips	92,867
2,400	Devon Energy Corp.	151,560
6,250	El Paso Corp.	85,250
1,484	EnCana Corp.	69,288
3,075	EnCana Corp.	143,410
600	Enerplus Resources Fund	30,183
6,661	Eni SpA	197,488
14,006	Exxon Mobil Corp.	939,802
3,800	Frontier Oil Corp.	101,004
2,742	Gazprom, Registered Shares, ADR	118,729
1,200	Husky Energy Inc.	77,432
1,700	Marathon Oil Corp.	130,730
500	MOL Magyar Olaj-es Gazipari RT	45,524
1,700	Nexen Inc.	91,082
1,500	OAO Gazprom, ADR	64,950
3,550	Occidental Petroleum Corp.	170,790
1,400	OMV AG	72,572
1,600	Petro-Canada	64,577
1,809	Petroleo Brasileiro SA, ADR	135,385
900	Plains Exploration & Production Co.*	38,619
7,900	PTT Public Co., Ltd.	45,413
9,483	Royal Dutch Shell PLC, Class A Shares	312,435
5,500	Royal Dutch Shell PLC, Class B Shares	186,622
1,700	Saipem SpA	36,966
9,450	Santos Ltd.	78,902
2,762	Sasol Ltd.	91,294
660	St. Mary Land & Exploration Co.	24,229
3,759	Statoil ASA	89,085
650	Suncor Energy Inc.	46,739
700	Sunoco Inc.	43,533
5,100	Talisman Energy Inc.	83,415
5,332	Total SA	350,060
4,900	Tullow Oil PLC	34,573
2,500	Valero Energy Corp.	128,675

	Total Oil, Gas & Consumable Fuels	5,969,779

	TOTAL ENERGY	6,554,804

EXCHANGE TRADED FUNDS - 0.2%
500	iShares Dow Jones U.S. Real Estate Index Fund	38,575

See Notes to Schedule of Investments.

LEGG MASON PARTNERS REAL RETURN STRATEGY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
MATERIALS - 19.1%
Chemicals - 0.0%
193	Tronox Inc., Class B Shares	$2,465

Metals & Mining - 19.1%
395	Aber Diamond Corp.	12,592
2,829	Alcan Inc., Toronto Shares	113,013
5,236	Alcoa Inc.	146,817
7,679	Anglo American PLC	320,919
3,668	Barrick Gold Corp.	112,915
19,385	BHP Billiton Ltd.	370,715
13,649	BHP Billiton PLC	235,523
800	Boehler-Uddeholm AG	45,022
3,450	Boliden AB	65,573
7,600	Companhia Vale do Rio Doce, ADR	140,676
7,000	Daido Steel Co., Ltd.	51,195
6,000	Dowa Mining Co., Ltd.	51,814
1,500	First Quantum Minerals Ltd.	70,265
1,421	Freeport-McMoRan Copper & Gold Inc., Class B Shares	75,682
4,750	Gerdau SA, ADR	64,362
3,710	Gold Fields Ltd., ADR	66,186
18,000	Grupo Mexico SA de CV, Series B Shares	56,435
710	Impala Platinum Holdings Ltd.	117,799
400	Inco Ltd.	30,563
2,700	JFE Holdings Inc.	105,941
22,000	Kobe Steel Ltd.	69,169
11,000	Mitsui Mining & Smelting Co., Ltd.	56,771
4,897	Mittal Steel Co., NV	171,095
1,943	Newmont Mining Corp.	83,063
31,000	Nippon Steel Corp.	127,678
2,570	Nucor Corp.	127,189
15,900	OneSteel Ltd.	49,828
19,400	Oxiana Ltd.	41,978
1,502	Phelps Dodge Corp.	127,219
800	Reliance Steel & Aluminum Co.	25,712
1,831	Rio Tinto Ltd.	95,771
5,862	Rio Tinto PLC	277,238
290	Southern Copper Corp.	26,825
2,079	SSAB Svenskt Stal AB, Series A	38,804
801	SSAB Svenskt Stal AB, Series B	14,239
22,000	Sumitomo Metal Industries Ltd.	84,458
5,000	Sumitomo Metal Mining Co., Ltd.	65,593
1,140	Teck Cominco Ltd., Class B Shares	71,557
2,803	ThyssenKrupp AG	94,484
526	United States Steel Corp.	30,340
2,200	Vedanta Resources PLC	47,886
1,200	Voestalpine AG	49,584
3,350	Xstrata PLC	138,372
7,300	Zinifex Ltd.	64,001

	Total Metals & Mining	4,232,861

	TOTAL MATERIALS	4,235,326

REAL ESTATE INVESTMENT TRUSTS (REITs) - 24.4%
Apartments - 2.5%
1,900	Apartment Investment and Management Co., Class A Shares	103,379
2,567	Archstone-Smith Trust	139,748
901	Avalonbay Communities Inc.	108,481
600	Camden Property Trust	45,606
2,111	Equity Residential	106,774
141	Essex Property Trust Inc.	17,117
680	Home Properties Inc.	38,869

	Total Apartments	559,974

See Notes to Schedule of Investments.

LEGG MASON PARTNERS REAL RETURN STRATEGY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
Diversified - 7.4%
113	Ardepro Co., Ltd.	$34,714
4,950	British Land Co. PLC	126,363
1,100	CapitalSource, Inc.	28,402
15,000	Cheung Kong Holdings Ltd.	161,039
51,100	DB RREEF Trust	61,005
2,840	Hammerson PLC	69,735
1,450	iStar Financial Inc.	60,465
5,300	Land Securities Group PLC	195,210
21,200	Mirvac Group	74,979
9,000	Mitsubishi Estate Company Ltd.	196,780
7,000	Mitsui Fudosan Co., Ltd.	159,280
400	Rodamco Europe NV	46,610
3,578	Spirit Finance Corp.	41,541
8,375	Stockland	46,243
7,500	Swire Pacific Ltd., Class A Shares	78,305
2,500	Tokyu Land Corp.	23,729
370	Unibail	77,780
1,232	Vornado Realty Trust	134,288
10,000	Wharf Holdings Ltd.	34,396

	Total Diversified	1,650,864

Health Care - 0.2%
1,816	Health Care Property Investors Inc.	56,387

Home Financing - 0.7%
2,400	Brookfield Asset Management Inc., Class A	106,356
21	Pacific Management Corp.	49,830

	Total Home Financing	156,186

Industrial - 1.0%
1,335	AMB Property Corp.	73,572
2,521	ProLogis	143,848

	Total Industrial	217,420

Industrial/Office - Mixed - 2.9%
2,260	CB Richard Ellis Group Inc., Class A Shares *	55,596
5,000	Centro Properties Group	30,033
800	Corio NV	58,307
853	Duke Realty Corp.	31,860
40,000	Hang Lung Properties Ltd.	85,323
800	Liberty Property Trust	38,232
25,000	New World Development Co., Ltd.	43,187
66,000	Sino Land Co., Ltd.	117,064
6,500	Slough Estates PLC	80,898
4,000	Sumitomo Realty & Development Co., Ltd.	117,627

	Total Industrial/Office - Mixed	658,127

Lodging/Resorts - 1.0%
1,013	FelCor Lodging Trust Inc.	20,310
624	Highland Hospitality Corp.	8,942
7,345	Host Marriott Corp.	168,421
225	Jones Lang LaSalle Inc.	19,233

	Total Lodging/Resorts	216,906

Office - 2.9%
663	BioMed Realty Trust Inc.	20,116
1,400	Boston Properties Inc.	144,676
291	Corporate Office Properties Trust	13,025
3,684	Equity Office Properties Trust	146,476
2,200	Leopalace21 Corp.	80,356
1,200	Reckson Associates Realty Corp.	51,360
652	SL Green Realty Corp.	72,828

See Notes to Schedule of Investments.

LEGG MASON PARTNERS REAL RETURN STRATEGY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES		SECURITY	VALUE
Office - 2.9% (continued)
10,000		Sun Hung Kai Properties Ltd.	$109,028

		Total Office	637,865

Regional Malls - 2.8%
1,346		General Growth Properties Inc.	64,137
20,800		GPT Group	72,943
650		Macerich Co.	49,634
2,158		Simon Property Group Inc.	195,558
923		Taubman Centers Inc.	41,000
14,125		Westfield Group	198,351

		Total Regional Malls	621,623

Retail - Free Standing - 0.8%
1,351		Getty Realty Corp.	39,557
3,800		Lend Lease Corp. Ltd.	45,423
18,250		Macquarie Goodman Group	88,784

		Total Retail - Free Standing	173,764

Self Storage - 0.6%
1,472		Public Storage Inc.	126,577

Shopping Centers - 1.6%
1,103		Developers Diversified Realty Corp.	61,503
642		Federal Realty Investment Trust	47,701
2,737		Kimco Realty Corp.	117,335
15,000		Link REIT	31,226
1,022		Regency Centers Corp.	70,273
541		Weingarten Realty Investors	23,274

		Total Shopping Centers	351,312

		TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs)	5,427,005

		TOTAL COMMON STOCKS (Cost - $13,782,495)	16,255,710

FACE AMOUNT	RATING‡
CORPORATE NOTES - 0.3%
Capital Markets - 0.3%
$60,000	A+	Lehman Brothers Holdings Inc., Medium-Term Notes, Series G, 5.230% due 9/28/07 (a)(b) (Cost - $59,927)	59,701

U.S. TREASURY INFLATION PROTECTED SECURITIES - 24.6%
		U.S. Treasury Bonds, Inflation Indexed:
384,815		3.000% due 7/15/12	399,381
1,694,956		2.375% due 1/15/25	1,722,765
71,772		2.000% due 1/15/26	68,856
74,273		3.875% due 4/15/29 (a)	95,992
		U.S. Treasury Notes, Inflation Indexed:
302,311		3.625% due 1/15/08	304,827
173,719		3.875% due 1/15/09	178,761
604,770		4.250% due 1/15/10	639,828
561,683		2.000% due 1/15/14	551,130
1,278,900		1.625% due 1/15/15	1,216,854
136,009		1.875% due 7/15/15	131,737
151,151		2.500% due 7/15/16	154,221

		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $5,608,666)	5,464,352

See Notes to Schedule of Investments.

LEGG MASON PARTNERS REAL RETURN STRATEGY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
WARRANT - 0.0%
6,000	Dowa Mining, Expires 1/29/10* (Cost - $0)	$2,557

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $19,451,088)	21,782,320

FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.8%
U.S. Government Agency - 0.1%
$20,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (c)(d)	19,269

Repurchase Agreements - 2.7%
8,000	Nomura Securities International Inc. repurchase agreement dated 9/29/06, 5.330% due 10/2/06; Proceeds at maturity - $8,004; (Fully collateralized by U.S. Government Agency Obligation, 5.125% due 9/5/07; Market value - $10,022)	8,000
592,000	State Street Bank & Trust Co., dated 9/29//06, 4.600% due 10/2/06; Proceeds at maturity - $592,227; (Fully collateralized by U.S. Treasury Bonds, 7.125% to 7.625% due 2/15/23 to 2/15/25; Market value - $618,816)	592,000

	Total Repurchase Agreements	600,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $619,258)	619,269

	TOTAL INVESTMENTS - 100.9% (Cost - $20,070,346#)	22,401,589
	Liabilities in Excess of Other Assets - (0.9)%	(206,973)

	TOTAL NET ASSETS - 100.0%	$22,194,616

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(c)	Rate shown represents yield-to-maturity.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See page 6 for definitions of ratings.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

Summary of Investments by Country* (unaudited)

United States	55.6%

United Kingdom	10.9

Canada	6.2

Australia	5.9

Japan	5.7

Hong Kong	3.0

Netherlands	2.6

France	1.9

Brazil	1.5

Summary of Investments by Country* (unaudited) (continued)

South Africa	1.2

Italy	1.0

Russia	0.8

Netherlands Antilles	0.8

Austria	0.8

Norway	0.5

Sweden	0.5

Germany	0.4

Mexico	0.3

Hungary	0.2

Thailand	0.2

100.0%

*	As a percent of total Investments. Please note that Fund holding are as of September 30, 2006 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “A” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Real Return Strategy Fund (formerly known as Smith Barney Real Return Strategy Fund ) (the “Fund”) is a separate non-diversified series of Legg Mason Partners Investment Funds, Inc. (formerly known as Smith Barney Investment Funds Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Other Risks. The Fund primarily invests in the energy, real estate and metals and mining sectors, as well as inflation protected securities. Therefore, the Fund is subject to additional concentrations of credit and market risks associated with these industry segments, such as fluctuating prices and supplies of oil and other energy fuels, fluctuating property values, interest and mortgage related risks, price volatility caused by global economic, financial and political factors, resource availability and government regulation.

Notes to Financial Statements (unaudited) (continued)

Additionally, the Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest and dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,788,496
Gross unrealized depreciation	(457,253)

Net unrealized appreciation	$2,331,243

At September 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
U.S. Treasury 10 Year Notes	1	12/06	$106,958	$108,062	$1,104

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 28, 2006